Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment	$ 287,489	$ 327,493
Less accumulated depreciation and amortization	(173,732)	(175,059)
Property and equipment, net	113,757	152,434
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation	49,980	41,915
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	153,521	144,512
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	23,400	23,400
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	110,568	111,339
Computer equipment	87,840	87,840
Accumulated depreciation	55,008	25,728
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	0	12,292
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 0	$ 35,950